BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the effect of the correction on each financial statement line item

	Six Months Ended June 30, 2025
	Numbers			Discontinuing	Continuing
	reported as of	revision	Adjusted	Operations as of	Operations as of
	June 30, 2025	adjustments	balances	June 30, 2025	June 30, 2025
Revenues	$17,499,834	$150,600	$17,650,434	$1,510,877	$16,139,557
Cost of revenues	11,513,224	138,440	11,651,664	1,318,302	10,333,362
Gross profit	5,986,610	12,160	5,998,770	192,575	5,806,195
Selling, general and administrative expenses	12,579,336	493,798	13,073,134	516,923	12,556,211
Loss on impairment of intangible assets	—	—	—	—	—
Loss from operations	(6,592,726)	(481,638)	(7,074,364)	(324,348)	(6,750,016)
Other income (expense):
Interest expense	(595,635)	—	(595,635)	22,559	(573,076)
Loss on extinguishment of debt and vendor payable	(4,105,692)	774,218	(3,331,474)	—	(3,331,474)
Change in fair value of convertible debt	(830,272)	—	(830,272)	—	(830,272)
Change in fair value of forward purchase agreement	(971,000)	—	(971,000)	—	(971,000)
Change in fair value of derivative liabilities	(544,209)	—	(544,209)	—	(544,209)
Bargain Purchase Gain	2,486,702	—	2,486,702	2,486,702	—
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)	617,966	(1,543,643)	(925,677)	—	(925,677)
Other income (expense), net	151,419	—	151,419	10,974	162,393
Total other income (expense), net	(3,790,721)	(769,425)	(4,560,146)	2,453,169	(7,013,315)
Net income (loss)	(10,383,447)	(1,251,063)	(11,634,510)	2,128,821	(13,763,331)

	Three Months Ended June 30, 2025
	Numbers			Discontinuing	Continuing
	reported as of	revision	Adjusted	Operations as of	Operations as of
	June 30, 2025	adjustments	balances	June 30, 2025	June 30, 2025
Revenues	$8,511,491	$150,600	$8,662,091	$776,890	$7,885,201
Cost of revenues	5,538,614	138,440	5,677,054	672,607	5,004,447
Gross profit	2,972,877	12,160	2,985,037	104,283	2,880,754
Selling, general and administrative expenses	6,292,160	493,798	6,785,958	364,723	6,421,235
Loss on impairment of intangible assets and goodwill	—	—	—	—	—
Loss from operations	(3,319,283)	(481,638)	(3,800,921)	(260,440)	(3,540,481)
Other income (expense):
Interest expense	(102,171)	—	(102,171)	16,414	(85,757)
Loss on extinguishment of debt and vendor payable	(1,599,285)	774,218	(825,067)	—	(825,067)
Change in fair value of convertible debt	(510,577)	—	(510,577)	—	(510,577)
Change in fair value of forward purchase agreement	—	—	—	—	—
Change in fair value of derivative liabilities	(510,661)	—	(510,661)	—	(510,661)
Bargain Purchase Gain	2,486,702	—	2,486,702	2,486,702	—
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)	207,715	(1,543,643)	(1,335,928)	—	(1,335,928)
Other income (expense), net	(58,548)	—	(58,548)	26,916	(85,464)
Total other income (expense), net	(86,825)	(769,425)	(856,250)	2,497,204	(3,353,454)
Net income (loss)	(3,406,108)	(1,251,063)	(4,657,171)	2,236,764	(6,893,935)

Schedule of outstanding shares of common stock equivalents

Options	14,810
Warrants	408,359
Convertible notes payable that convert into common stock	727,043
Total	1,150,212

Options	$14,810
Warrants	408,359
Convertible notes payable that convert into common stock	316,398
Total	739,567

Schedule of reverse stock split

Shares Outstanding	Pre-Split	Post-Split
Common Stock - issued and outstanding	170,368,082	5,332,200

Shares Outstanding	Pre-Split	Post-Split
Common Stock - issued and outstanding as on December 31, 2025	153,255,345	4,789,230
Common Stock - issued and outstanding as on December 31, 2024	29,093,289	909,165